Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in the valuation allowance on inventories
Balance as of January 1,	$ 18,868	$ 19,317
Balance as of December 31,	16,663	18,868	$ 19,317
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of January 1,	(1,195)	(1,426)	(1,312)
Increase (net)	21	246	(92)
Currency translation adjustment and other variations	126	(15)	(22)
Balance as of December 31,	$ (1,048)	$ (1,195)	$ (1,426)